Consolidated Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets:
Cash	$ 821,904	$ 2,192,870	$ 4,455,751
Accounts receivable	309,452	137,338	10,908
Accounts receivable - related party	22,410	0	39,625
Inventory, net	65,998	62,933	69,787
Other receivables	200
Prepaid expenses	77,660	46,971	115,833
Deposit - current portion	100,000
Total Current Assets	1,397,624	2,440,112	4,691,904
Property and equipment, net	4,533,068	4,653,438	4,578,135
Operating lease right-of-use assets	97,648	128,399	0
Deposits	6,630	6,630	7,872
Total Assets	6,034,970	7,228,579	9,277,911
Current Liabilities:
Accounts payable and accrued liabilities	156,732	192,488	163,661
Accounts payable - related party		0	4,921
Other current liabilities	6,236	16,820	7,210
Interest payable - related party	0	1,750	0
Customer deposit	5,819	127,671	36,184
Loan, current portion	150,006
Lease liability, current portion	50,969	44,270	0
Promissory note short term - related party	0	50,000	0
Total Current Liabilities	369,762	432,999	211,976
Non-current Liabilities:
Lease liability, less current portion	55,627	94,670	0
Loan, less current portion	255,854
Other liability	12,335	12,335	0
Total Non-Current Liabilities	323,816	107,005	0
Total Liabilities	693,578	540,004	211,976
Commitments and Contingencies
Stockholders' Equity:
Common stock	40,959	40,959	40,907
Additional paid-in capital	14,381,058	13,775,908	12,956,486
Shares to be issued, common shares	86,709	50,709	72,000
Accumulated deficit	(9,167,334)	(7,179,001)	(4,003,458)
Total Stockholders' Equity	5,341,392	6,688,575	9,065,935
Total Liabilities and Stockholders' Equity	$ 6,034,970	$ 7,228,579	$ 9,277,911